Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Abstract]
Provisions, beginning balance	£ 247	£ 288
Arising during the year	84	299
Utilized	(235)	(340)
Provisions, ending balance	96	247
Current	39	109
Non-current	£ 57	£ 138